Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash Reported within Consolidated Balance Sheet

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	2017	2016	2015
Cash and cash equivalents	$137,894	$84,045	$115,594
Restricted cash included in long-term assets	99,675	58,078	33,917
Cash at end of period	$237,569	$142,123	$149,511

Future Minimum Lease Payments Receivable Under Long-Term Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases as of December 31, 2017:

Year ending December 31:
2018	$263,425
2019	189,130
2020	131,427
2021	91,685
2022 and thereafter	120,345
Total future minimum lease payments receivable	$796,012

Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s leasing equipment by equipment type as of December 31, 2017 and 2016 were as follows:

	2017			2016 (1)
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,497,557	$(347,910)	$1,149,647	$1,399,878	$(304,652)	$1,095,226
40'	223,916	(75,610)	148,306	253,226	(76,344)	176,882
40' high cube	2,043,253	(476,238)	1,567,015	1,861,221	(405,503)	1,455,718
45' high cube dry van	29,010	(8,494)	20,516	29,823	(6,957)	22,866
Refrigerated containers:
20'	24,062	(5,394)	18,668	24,420	(3,830)	20,590
20' high cube	5,139	(2,327)	2,812	5,149	(1,948)	3,201
40' high cube	1,002,843	(229,465)	773,378	1,004,532	(169,383)	835,149
Open top and flat rack containers:
20' folding flat	16,595	(3,525)	13,070	16,712	(2,942)	13,770
40' folding flat	43,334	(14,394)	28,940	43,620	(12,634)	30,986
20' open top	10,837	(1,237)	9,600	11,048	(1,069)	9,979
40' open top	26,690	(4,469)	22,221	27,115	(3,778)	23,337
Tank containers	40,729	(3,292)	37,437	31,582	(1,744)	29,838
	$4,963,965	$(1,172,355)	$3,791,610	$4,708,326	$(990,784)	$3,717,542

(1) Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of the gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Net Gains on Sales of Containers

During the years ended December 31, 2017, 2016 and 2015, the Company recorded the following net gain on sales of containers, included in gain on sale of containers, net in the consolidated statements of comprehensive (loss) income:

	2017		2016 (1)		2015
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down containers, net	56,862	$18,662	118,071	$9,151	65,786	$2,336
Gain (loss) on sale of containers not written down, net	55,505	7,548	20,319	(2,390)	45,777	1,118
Gain on sale of containers, net	112,367	$26,210	138,390	$6,761	111,563	$3,454

(1)

Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of the gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Schedule of Concentration Risk of Lease Rental Income

Company’s lease rental income during the years ended December 31, 2017, 2016 and 2015:

	2017	2016 (1)	2015
Mediterranean Shipping Company S.A.	14.4%	12.0%	10.4%
CMA-CGM S.A.	13.6%	14.0%	11.0%

(1)

Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors relating to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Schedule of Concentration Risk of Lease Rental Income and Lease Billings

Except for the customers noted in the table below, no other customer that individually accounted for over 10% of the lease billings of the Company’s total fleet in 2017, 2016 and 2015:

	2017	2016	2015
Mediterranean Shipping Company S.A.	15.1%	13.6%	11.9%
CMA-CGM S.A.	14.4%	15.4%	12.2%

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings

Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease rental income during 2017, 2016 and 2015.

Country	2017	2016	2015
Switzerland	15.1%	13.4%	11.5%
France	14.4%	15.3%	12.2%
People's Republic of China	14.4%	14.1%	15.9%
Taiwan	13.9%	12.2%	11.1%
Singapore	10.9%	8.7%	11.0%
Korea	6.8%	9.9%	11.6%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS

A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2017, 2016 and 2015 is presented as follows:

Share amounts in thousands	2017	2016 (1)	2015
Numerator:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$19,365	$(52,483)	$108,408
Denominator:
Weighted average common shares outstanding-- basic	56,845	56,608	56,953
Dilutive share options and restricted share units	314	—	140
Weighted average common shares outstanding-- diluted	57,159	56,608	57,093
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.34	$(0.93)	$1.90
Diluted	$0.34	$(0.93)	$1.90

Anti-dilutive share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,164	1,361	1,158

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2017
Assets
Interest rate swaps, collars and caps	$—	$7,787	$—
Total	$—	$7,787	$—
Liabilities
Interest rate swaps, collars and caps	$—	$81	$—
Total	$—	$81	$—
December 31, 2016
Assets
Interest rate swaps, collars and caps	$—	$4,816	$—
Total	$—	$4,816	$—
Liabilities
Interest rate swaps, collars and caps	$—	$1,204	$—
Total	$—	$1,204	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2017 and 2016:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2017 and 2016
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2017
Assets
Containers held for sale (1)	$—	$8,984	$—	$15,475
Total	$—	$8,984	$—	$15,475
December 31, 2016
Assets
Containers held for sale (1)	$—	$19,230	$—	$66,455
Total	$—	$19,230	$—	$66,455